Transaction with related parties (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Executive Committee members	11	11	11
Related parties, number of executive committee members who stepped down	0	1	5
Non-executive directors	13	14	15